Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 01, 2012
BofA Connecticut Municipal Reserves (Prospectus Summary): | BofA Connecticut Municipal Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BofA Connecticut Municipal Reserves
Supplement Text	ck0001477434_SupplementTextBlock

BofA Funds Series Trust

BofA Connecticut Municipal Reserves
BofA Massachusetts Municipal Reserves
(each, a "Fund" and, collectively, the "Funds")

Supplement dated June 20, 2012 to the Funds' Capital Class Prospectus dated January 1, 2012, as supplemented on March 20, 2012

This Supplement provides new and additional information that supplements information contained in the prospectus (the "Prospectus") of the Funds referenced above. This Supplement should be read in conjunction with the Prospectus.

1.  The section of the Prospectus entitled "BofA Connecticut Municipal Reserves — Performance Information" is deleted in its entirety and replaced with the following:

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. On October 1, 2011, G-Trust shares and Retail A shares of the Fund converted into Capital Class shares of the Fund when Capital Class shares of the Fund were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares. The returns shown for periods prior to January 1, 2010 are the returns of G-Trust shares of Columbia Connecticut Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. For periods prior to November 23, 2005, the performance of the Fund's G-Trust shares represents that of the Galaxy Connecticut Municipal Money Market Fund's Trust shares, the predecessor to Columbia Connecticut Municipal Reserves' G-Trust shares. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Capital Class shares has varied from year to year. For the Fund's current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.

Bar Chart, Heading	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year*
Bar Chart, Footnotes	rr_BarChartFootnotesTextBlock	* Year-to-date return as of March 31, 2012: 0.01%
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During this Period
Best:	1	st quarter 2005:	1.60%
Worst:	3	rd quarter 2011:	0.01%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	888.331.0904 (individual investors) or 800.353.0828 (institutional investors)
BofA Connecticut Municipal Reserves | Capital Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOCXX
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.60%
Annual Return 2005	rr_AnnualReturn2005	1.91%
Annual Return 2008	rr_AnnualReturn2008	2.07%
Annual Return 2007	rr_AnnualReturn2007	3.48%
Annual Return 2006	rr_AnnualReturn2006	3.28%
Annual Return 2011	rr_AnnualReturn2011	0.14%
Annual Return 2010	rr_AnnualReturn2010	0.11%
Annual Return 2009	rr_AnnualReturn2009	0.33%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Class Shares (3/1/04)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.22%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2004